Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2015	$539
2016	482
2017	331
2018	252
2019	329
Thereafter	790
Total payments	$2,723

Minimum Amounts Committed for Contracts for Services [Table Text Block]
2015	$2,817
2016	2,919
2017	2,492
Total	$8,228